OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

April 11, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Short Duration Fund

     Pre-Effective Amendment No. 2 to the
     Registration Statement on Form N-1A

     File No. 811-22520; Reg. No. 333-171815

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the “Investment Company Act”) on behalf of Oppenheimer Short Duration Fund (the “Fund”), an investment company organized as a Massachusetts business trust. This filing consists of the documents comprising Pre-Effective Amendment No. 2 (the "Amendment") to the Fund's registration statement on Form N-1A (the “Registration Statement”).

This Amendment includes revisions in response to comments from the Securities and Exchange Commission (the "Commission") staff, and exhibits of the Opinion of Counsel and updates to the Oppenheimer Funds' General Custody Agreement.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until such date as the Commission, acting pursuant to Section 8(a), shall determine. The Fund is requesting effectiveness of this Registration Statement on April 12, 2011, or as soon thereafter as practicable.

We would be pleased to provide you with any additional information you may require and would appreciate receiving any comments the Commission Staff may have at your earliest convenience. We request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089

nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Nancy S. Vann
Nancy S. Vann
Vice President & Associate Counsel

Enclosures

cc:     Valerie Lithotomos, Esq., SEC

     Kathleen T. Ives, Esq.

     Gloria J. LaFond

     K&L Gates LLP